Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 18 - Leases

The Company as lessee

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right-to-use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain or failure to exercise such option would result in an economic penalty.

The Company has the following operating leases:

On March 23, 2022, First Asia Finance entered into a lease agreement for office and warehouse on a two-year term, commencing on March 1, 2022 and expiring on February 29, 2024. The monthly rental payment is HK$15 ($2).

The Company recognized lease liabilities with corresponding right-of-use (“ROU”) assets of the same amount based on the present value of the future minimum rental payments of the lease, using mortgage loan’s borrowing rate of 5.63% (Bank of China (Hong Kong) Limited) based on the duration of the lease terms.

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2024	$4
2025	—
2026	—
2027	—
2028	—
Total operating lease payments	$4
Less: imputed interest	(1)
Present value of operating lease liabilities	$3

Operating lease expense was $178, $167 and $166 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company as lessor

TROOPS’s operations include the leasing of commercial property located at No. 11 Hau Fook Street, Kowloon and No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories. The leases thereon expire at various dates through 2024 to 2028. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2023:

Future Minimum
For the year ending December 31,	Rentals
2024	$638
2025	325
2026	124
2027	26
2028	—
Total	$1,113

There are no contingent rentals as of December 31, 2023 and 2022.